Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 12,132,668	$ 8,137,820
Cost of revenues	10,768,717	6,954,364
Gross Profit	1,363,951	1,183,456
Operating expenses
Selling and marketing expenses	329,471	325,800
General and administrative expenses	878,547	284,134
Research and development expenses	245,642	132,174
Total operating expenses	1,453,660	742,108
Operating (loss)/income	(89,709)	441,348
Other expenses (income)
Interest expense (income)	(19,964)	4,656
Other (income)	(45,537)	(484,545)
Total other income, net	(65,501)	(479,889)
(loss)/Income before income tax expense	(24,208)	921,237
Income tax expense	289,039	249,200
Net (loss)/Income	(313,247)	672,037
Less: Net (loss)/income attributable to non-controlling interest	(10,729)	14,263
Net (loss)/income attributable to LOBO EV Technologies LTD	(302,518)	657,774
Foreign currency translation adjustments	(168,701)	(346,119)
Total comprehensive (loss) income	(481,948)	325,918
Less: Total comprehensive (loss) income attributable to noncontrolling interests	(27,327)	5,889
Total comprehensive (loss) income attributable to LOBO EV Technologies LTD	$ (454,621)	$ 320,029
Net income per share, basic	$ (0.04)	$ 0.11
Net income per share, diluted	$ (0.04)	$ 0.11
Weighted average shares outstanding, basic	7,143,077	6,400,000
Weighted average shares outstanding, diluted	7,143,077	6,400,000